Share Capital - Summary of Share Capital Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Class of Stock [Line Items]
Total share capital	$ 5,455	$ (28,971)	$ (61,016)
Total share capital	5,455	(28,971)	(61,016)
Common Shares [Member]
Class of Stock [Line Items]
Beginning balance, value	456,474	454,703	458,585
April 2014 share conversion, value	238,407
April 2014 share conversion	79,464,195
Participant Equity Loan Plan, value	234	603	996
Stock-based compensation, value			557
Shares issued under stock plans, value	1,036	1,168
Shares repurchased for cancellation, value			(5,435)
Stated amount, ending balance, value	696,151	456,474	454,703
Shares outstanding, beginning balance	42,172,275	41,521,171	41,981,110
Stock-based compensation			115,015
Shares issued under stock plans	554,443	651,104
Shares repurchased for cancellation			(574,954)
Shares outstanding, ending balance	122,190,913	42,172,275	41,521,171
Common Shares - Treasury Shares [Member]
Class of Stock [Line Items]
Beginning balance, value			(593)
Participant Equity Loan Plan, value			(316)
Stock-based compensation, value			69
Stated amount, ending balance, value	(840)	(840)	(840)
Shares outstanding, beginning balance			(218,300)
Participant Equity Loan Plan			(217,500)
Stock-based compensation			25,298
Shares outstanding, ending balance	(410,502)	(410,502)	(410,502)
Class B Shares [Member]
Class of Stock [Line Items]
Beginning balance, value	238,407			238,407
April 2014 share conversion, value	(238,407)
April 2014 share conversion	(79,464,195)
Stated amount, ending balance, value			$ 238,407	$ 238,407
Shares outstanding, beginning balance	79,464,195			79,464,195
Shares outstanding, ending balance			79,464,195	79,464,195